Business combination - Summary of fair values of assets acquired and liabilities assumed as of acquisition date (Details) - Shinhan Venture Investment Co., Ltd. ₩ in Millions	Sep. 30, 2020 KRW (₩)	[1]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	₩ 58,868
Assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	72,672
Liabilities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	13,804
Cash and due from banks at amortized cost
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	179
Investment assets in the long-term
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	463
Venture capital investment assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	38,800
Private equity investment company investment assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	12,230
Property and equipment
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	835
Intangible assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	1,254	[2]
Other assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	18,911	[3]
Borrowings
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	9,000
Other liabilities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	₩ 4,804

[1]	The accounting for the acquisition of Shinhan Venture Investment Co., Ltd. was determined using the identifiable assets and liabilities recognized by Shinhan Venture Investment Co., Ltd. at the time of business combination.
[2]	The contract balance recognized as a business combination includes W 793 million. The contract balance that Shinhan Venture Investment Co., Ltd. had was considered an important asset that can generate additional revenue in the future. Therefore, it was assessed at fair value through the Multi-period Excess Earning Method.
[3]	During the business combination, the Group acquired receivables that were fair value of W 15,803 million, and the total contract amount was W 15,803 million. There is no contractual cash flow that is not expected to be recovered from the receivables.